Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity

A summary of our employee stock option activity is as follows (in millions, except share and per share data):

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of January 1, 2021	11,240,403	$0.11	9.61	$137.9
Granted	1,211,885	0.15
Exercised	(3,952,203)	0.12		39.1
Expired/forfeited	(54,464)	0.15
Outstanding as of December 31, 2021	8,445,621	0.12	8.64	50.0

Exercisable as of December 31, 2021	620,234	$0.10	8.50	$3.7
Vested and expected to vest as of December 31, 2021	8,445,621	0.12	8.64	50.0

A summary of our non-employee stock option activity is as follows (in millions, except share and per share data):

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of January 1, 2021	1,396,696	$0.15	9.84	$17.1
Granted	65,737	0.15
Exercised	(463,833)	0.15		5.2
Outstanding as of December 31, 2021	998,600	0.15	8.85	5.9

Exercisable as of December 31, 2021	58,591	$0.15	8.93	$0.3
Vested and expected to vest as of December 31, 2021	998,600	0.15	8.85	5.9

Share-based Payment Arrangement, Restricted Stock Unit, Activity

		Weighted
	Number of	Average
	Shares	Grant Price
Outstanding as of January 1, 2021	570,722	$0.04
Granted	46,283,741	7.26
Vested	(10,596,167)	9.38
Forfeited	(8,900)	7.19
Outstanding as of December 31, 2021	36,249,396	6.53

Share-based Payment Arrangement, Expensed and Capitalized, Amount

The following table presents stock-based compensation expense included in each respective expense category in the statements of operations and comprehensive loss (in millions):

	Year Ended December 31,
	2021	2020
Research and development	$3.7	$—
General and administrative	119.9	0.2
Total stock-based compensation expense	$123.6	$0.2

Share-based Payment Arrangement, Warrant Activity

A summary of our warrant activity is as follows (in millions, except share and per share data):

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of January 1, 2021	1,671,202	$0.01	3.85	$20.7
Issued	15,818,788	0.01
Exercised	(8,845,058)	0.01		85.3
Outstanding as of December 31, 2021	8,644,932	0.01	8.87	52.1

Vested as of December 31, 2021	1,524,522	$0.01	4.10	$9.2